Loans and Allowance for Credit Losses (Schedule of Future Minimum Lease Payment Receivables under Noncancellable Leasing Agreements) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Future Minimum Lease Payment Receivables under Noncancellable Lease
2012	¥ 222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055
Total minimum lease payment receivables	¥ 638,287